CAPITAL STRUCTURE AND FINANCIAL ITEMS - FINANCIAL RISKS - Financial Contracts (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	12 months	12 months
CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	6 months	9 months
JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	12 months	14 months
GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	13 months	12 months
CAD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	11 months	11 months